Schedule of Assumptions Used for Fair Value of the Stock Options Granted Using Black-Scholes Option-Pricing Model (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		6 years
Risk free interest rate		3.995%
Volatility		93.00%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$ 70.79	$ 424.80
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years
Risk free interest rate	4.06%
Volatility	100.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	10 years
Risk free interest rate	4.25%
Volatility	107.00%